UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas       November 13, 2009
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $13,003 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                                           Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

AMERICAN EQTY INVT LIFE HLD   NOTE 5.250% 12/0  025676AE7      88         96,000   PRN       DEFINED    1, 2      96,000
AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6     121        139,000   PRN       DEFINED    1, 2     139,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8   1,089      1,217,000   PRN       DEFINED    1, 2   1,217,000
BARNES GROUP INC              NOTE 3.750% 8/0   067806AB5      48         46,000   PRN       DEFINED    1, 2      46,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8     209        222,000   PRN       DEFINED    1, 2     222,000
CHINA MED TECHNOLOGIES INC    NOTE 3.500% 11/1  169483AB0     525        628,000   PRN       DEFINED    1, 2     628,000
CIENA CORP                    NOTE 0.250% 5/0   171779AB7     143        180,000   PRN       DEFINED    1, 2     180,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1     827      1,203,000   PRN       DEFINED    1, 2   1,203,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3     313        346,000   PRN       DEFINED    1, 2     346,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0     253        282,000   PRN       DEFINED    1, 2     282,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5     407        420,000   PRN       DEFINED    1, 2     420,000
EASTMAN KODAK CO              NOTE 3.375% 10/1  277461BE8      46         46,000   PRN       DEFINED    1, 2      46,000
HOLOGIC INC                   FRNT 2.000% 12/1  436440AA9   2,069      2,515,000   PRN       DEFINED    1, 2   2,515,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8     159        150,000   PRN       DEFINED    1, 2     150,000
INTERPUBLIC GROUP COS INC     NOTE 4.750% 3/1   460690BE9     412        419,000   PRN       DEFINED    1, 2     419,000
JAKKS PAC INC                 NOTE 4.625% 6/1   47012EAB2      77         77,000   PRN       DEFINED    1, 2      77,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1   521863AL4   1,493      1,860,000   PRN       DEFINED    1, 2   1,860,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4     121        139,000   PRN       DEFINED    1, 2     139,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2     133        139,000   PRN       DEFINED    1, 2     139,000
MOLINA HEALTHCARE INC         NOTE 3.750% 10/0  60855RAA8     896      1,099,000   PRN       DEFINED    1, 2   1,099,000
MYLAN INC                     NOTE 1.250% 3/1   628530AG2     383        392,000   PRN       DEFINED    1, 2     392,000
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9     226        231,000   PRN       DEFINED    1, 2     231,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   2,065      2,251,000   PRN       DEFINED    1, 2   2,251,000
SONIC AUTOMOTIVE INC          NOTE 4.250% 11/3  83545GAK8      90         92,000   PRN       DEFINED    1, 2      92,000
SOTHEBYS                      NOTE 3.125% 6/1   835898AC1     277        319,000   PRN       DEFINED    1, 2     319,000
ST MARY LD & EXPL CO          NOTE 3.500% 4/0   792228AD0      44         46,000   PRN       DEFINED    1, 2      46,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5     489        500,000   PRN       DEFINED    1, 2     500,000
